Summary of Significant Accounting Policies - Revenue Recognition (Details) - USD ($)		12 Months Ended
		Dec. 31, 2016	Mar. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Proceeds from insurance settlement, operating activities		$ 918,963
Accounts receivable, net	[1]	21,169,579	$ 25,612,506
Unbilled Revenues
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net		2,744,986	2,880,915
Accounts receivable, related parties		$ 10,505,240	$ 11,446,153

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon Acquisitions LLC ("Sturgeon"). See Note 12.